Fair Value Measurements - Schedule of Key Inputs (Details) - Additional Bridge Notes [Member]	Nov. 26, 2024	Aug. 02, 2024	Jun. 24, 2024
Risk-free interest rate [Member]
Fair Value Measurements
Measurement input of notes payable	4.33	4.35	5.42
Expected term (years) [Member]
Fair Value Measurements
Measurement input of notes payable	0.66	0.98	0.91
Volatility [Member]
Fair Value Measurements
Measurement input of notes payable	173	103	110
Stock price [Member]
Fair Value Measurements
Measurement input of notes payable	2.03	4.25	12.11
Debt discount rate [Member]
Fair Value Measurements
Measurement input of notes payable	36.4	40.6	41.12